LONG-TERM DEBT - SCHEDULE OF DEBT INSTRUMENT REDEMPTION (Details) - Senior Notes	12 Months Ended
Dec. 31, 2015
2017
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	102.375%
2018
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	101.583%
2019
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	100.792%
2020 and thereafter
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	100.00%